Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 30	$ 30	$ 26
Insurance finance expense	$ 7	$ 6	$ 6